Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.					$ (46,444)	$ (23,463)	$ (14,330)
International					51,300	26,656	(3,161)
Income (loss) before income taxes	$ 3,745	$ 6,517	$ 1,877	$ 9,198	$ 4,856	$ 3,193	$ (17,491)